Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial assets
Cash and cash equivalents	$ 58,801	$ 62,731	$ 63,997	$ 70,989
Marketable securities - current	21,460	17,773
Accounts receivable	2,027	2,829
Marketable securities - noncurrent	6,048	4,292
Refundable deposits	306	392
Financial liabilities
Accounts payable	1,178	324
Accrued compensation	380	1,233
Accrued expenses	2,617	5,182
Short-term borrowings	4,361	7,748
Carrying Amount
Financial assets
Cash and cash equivalents	58,801	62,731
Marketable securities - current	21,460	17,773
Accounts receivable	2,027	2,829
Marketable securities - noncurrent	6,048	4,292
Refundable deposits	306	392
Other receivable - noncurrent		2,039
Financial liabilities
Accounts payable	1,178	324
Accrued compensation	380	1,233
Accrued expenses	2,617	5,182
Short-term borrowings	4,361	7,748
Fair Value
Financial assets
Cash and cash equivalents	58,801	62,731
Marketable securities - current	21,460	17,773
Accounts receivable	2,027	2,829
Marketable securities - noncurrent	6,048	4,292
Refundable deposits	306	392
Other receivable - noncurrent		2,039
Financial liabilities
Accounts payable	1,178	324
Accrued compensation	380	1,233
Accrued expenses	2,617	5,182
Short-term borrowings	$ 4,361	$ 7,748